ID	Event Level	NMLS Exception	NMLS Comments
10419	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10420	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10421	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10422	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10423	3	[3] Application Incomplete [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Application incomplete; Loan officer nmls # is incorrect. Originator NMLS ID is listed as XXXX on the loan application; NMLS reflects Originator NMLS ID XXXX
10424	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10425	3	[3] Final Application Missing [3] Missing Initial Application
10426	3	[3] Missing Initial Application [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10427	3
[3]   Application Incomplete
[3]   Initial Application Incomplete
 [2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

Incomplete application due to the Originator NMLS ID of XXXX is listed on loan application incorrectly. The NMLS website reflects the NMLS ID as XXXX
 Incomplete initial application due to the Originator NMLS ID of XXXX is listed on loan application incorrectly. The NMLS website reflects the NMLS ID as XXXX

10428	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10429	3
[3]   Application Incomplete
[3]   Initial Application Incomplete
 [2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

Incomplete application due to the Originator NMLS ID of XXXX is listed on loan application incorrectly. The NMLS website reflects the NMLS ID as XXXX
 Incomplete initial application due to the Originator NMLS ID of XXXX is listed on loan application incorrectly. The NMLS website reflects the NMLS ID as XXXX

10430	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10431	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10432	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10433	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
10434	1
11287	1
11288	3	[3] Final Application Missing
11289	1
11340	3	[3] Missing Initial Application
11341	1
11370	3	[3] Final Application Missing [3] Missing Initial Application
11384	1